CONSOLIDATED BALANCE SHEET (PARENTHETICAL) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (shares)	10,000,000	10,000,000
Preferred stock, issued (shares)	0	0
Preferred stock, shares outstanding (shares)	0	0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (shares)	100,000,000	100,000,000
Common stock, shares issued (shares)	18,069,476	17,972,166
Common stock, shares outstanding (shares)	18,067,392	17,797,178